Sale of Steelmaking Coal Business and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Asset Held for Sale and Discontinued Operations [Abstract]
Summary of Results of Discontinued Operations
5. Sale of Steelmaking Coal Business and Discontinued Operations (continued)

b) Results of discontinued operations

Results of discontinued operations of the steelmaking coal business for 2024 are shown below.

(CAD$ in millions)	2024
Steelmaking Coal
Revenue	$4,640
Cost of sales	(2,718)
Gross profit	1,922
Other operating income (expenses)	(252)
Net finance expense	(63)
Non-operating income	24
Profit from discontinued operations before taxes	1,631
Provision for income taxes	(506)
Profit from discontinued operations after taxes	1,125
Gain on sale (net of tax expense of $897)	81
Profit from discontinued operations	$1,206

Profit from discontinued operations attributable to:
Shareholders of the company	$873
Non-controlling interests	333
Profit from discontinued operations	$1,206
Results of discontinued operations of the steelmaking coal and Fort Hills disposal groups for 2023 are shown below. As the sale of Fort Hills was completed in February 2023, there were no results of discontinued operations for the Fort Hills disposal group during the year ended December 31, 2024.

(CAD$ in millions)	2023
	Steelmaking Coal	Fort Hills	Total
Revenue	$8,535	$143	$8,678
Cost of sales	(4,504)	(161)	(4,665)
Gross profit (loss)	4,031	(18)	4,013
Other operating income (expenses)	117	—	117
Net finance expense	(112)	(2)	(114)
Non-operating expense	(17)	—	(17)
Profit (loss) from discontinued operations before taxes	4,019	(20)	3,999
Recovery of (provision for) income taxes	(1,373)	2	(1,371)
Profit (loss) from discontinued operations after taxes	2,646	(18)	2,628
Loss on sale (net of tax expense of $4)	—	(8)	(8)
Profit (loss) from discontinued operations	$2,646	$(26)	$2,620

Profit (loss) from discontinued operations attributable to:
Shareholders of the company	$2,553	$(26)	$2,527
Non-controlling interests	93	—	93
Profit (loss) from discontinued operations	$2,646	$(26)	$2,620